Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements
Impact of ASU 2010-26 Adoption on Consolidated Financial Statements and International Segment
Condensed Consolidated Statement of Income
Year Ended December 31
				Effect of amended
	As previously			accounting			As retrospectively
(In millions)	reported			guidance			adjusted
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Revenues, excluding other revenues	$21,744	$20,993	$18,294	$-	$-	$-	$21,744	$20,993	$18,294
Other revenues	254	260	120	(10)	(6)	(4)	244	254	116
Total Revenues	21,998	21,253	18,414	(10)	(6)	(4)	21,988	21,247	18,410
Benefits and expenses, excluding other operating expenses	13,927	13,457	11,066	-	-	-	13,927	13,457	11,066
Other operating expenses	6,103	5,926	5,450	82	62	41	6,185	5,988	5,491
Total benefits and expenses	20,030	19,383	16,516	82	62	41	20,112	19,445	16,557
Income before Income Taxes	1,968	1,870	1,898	(92)	(68)	(45)	1,876	1,802	1,853
Current income taxes	398	331	275	-	-	-	398	331	275
Deferred income taxes	242	190	319	(25)	(2)	(35)	217	188	284
Total taxes	640	521	594	(25)	(2)	(35)	615	519	559
Discontinued Operations	-	-	1	-	-	-	-	-	1
Net income	1,328	1,349	1,305	(67)	(66)	(10)	1,261	1,283	1,295
Less: Net income attributable to Noncontrolling Interest	1	4	3	-	-	-	1	4	3
Shareholders' Net Income	$1,327	$1,345	$1,302	$(67)	$(66)	$(10)	$1,260	$1,279	$1,292

Earnings per share:
Basic	$4.90	$4.93	$4.75	$(0.25)	$(0.24)	$(0.04)	$4.65	$4.69	$4.71
Diluted	$4.84	$4.89	$4.73	$(0.25)	$(0.24)	$(0.04)	$4.59	$4.65	$4.69

Condensed Consolidated Balance Sheet
As of December 31
				Effect of amended
	As previously			accounting				As retrospectively
(In millions)	reported			guidance				adjusted
	2011	2010		2011	2010			2011	2010
Deferred policy acquisition costs	$1,312	$1,122		$(495)	$(421)			$817	$701
Deferred income taxes, net	632	782		171	148			803	930
Other assets, including other intangibles	1,776	1,238		(26)	(16)			1,750	1,222
All other assets	47,327	42,540		-	-			47,327	42,540
Total assets	$51,047	$45,682		$(350)	$(289)			$50,697	$45,393

Net translation of foreign currencies	$(3)	$25		$6	$-			$3	$25
Retained earnings	11,143	9,879		(356)	(289)			10,787	9,590
Other shareholders' equity	(2,796)	(3,259)		-	-			(2,796)	(3,259)
Total shareholders' equity	$8,344	$6,645		$(350)	$(289)			$7,994	$6,356

Condensed Consolidated Statement of Cash Flows
Year Ended December 31
				Effect of amended
	As previously			accounting			As retrospectively
(In millions)	reported			guidance			adjusted
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Net income	$1,328	$1,349	$1,305	$(67)	$(66)	$(10)	$1,261	$1,283	$1,295
Deferred income taxes	242	190	319	(25)	(2)	(35)	217	188	284
Deferred policy acquisition expenses	(211)	(156)	(109)	82	62	41	(129)	(94)	(68)
Other assets	(317)	(3)	452	10	6	4	(307)	3	456

Note 22
Segment information: International
Year Ended December 31
				Effect of amended
	As previously			accounting			As retrospectively
(In millions)	reported			guidance			adjusted
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Premiums and fees and other revenues	$3,017	$2,299	$1,904	$(10)	$(6)	$(4)	$3,007	$2,293	$1,900
Segment earnings	286	243	183	(67)	(66)	(10)	219	177	173